Results of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended									12 Months Ended
		May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	[1]	Nov. 30, 2014	Aug. 31, 2014	May 31, 2016		May 31, 2015		May 31, 2014
Segment Reporting Information [Line Items]
Net Sales		$ 1,426,584	$ 988,555	$ 1,155,984	$ 1,242,526	$ 1,373,159	$ 946,367		$ 1,071,128	$ 1,203,896	$ 4,813,649	[2]	$ 4,594,550	[2]	$ 4,376,353	[2]
Income (Expense) Before Income Taxes	[3]										483,466		453,253		424,487
Interest (Expense), Net	[4]										(81,318)		(69,038)		(65,236)
EBIT	[5]										564,784		522,291		489,723
Total Assets		4,776,041				4,694,240					4,776,041		4,694,240		4,378,365
Capital Expenditures											117,183		85,363		93,792
Depreciation and Amortization											111,039		99,176		90,069
Operating Segments | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales											2,444,120		2,533,476		2,464,266
Income (Expense) Before Income Taxes	[3]										252,781		246,997		234,123
Interest (Expense), Net	[4]										(5,987)		(8,190)		(10,482)
EBIT	[5]										258,768		255,187		244,605
Total Assets		2,165,920				2,105,364					2,165,920		2,105,364		2,222,704
Capital Expenditures											76,761		46,150		50,039
Depreciation and Amortization											46,570		47,235		48,046
Operating Segments | Specialty Segment
Segment Reporting Information [Line Items]
Net Sales											732,091		457,245		305,391
Income (Expense) Before Income Taxes	[3]										111,945		68,340		61,628
Interest (Expense), Net	[4]										730		534		255
EBIT	[5]										111,215		67,806		61,373
Total Assets		794,899				798,893					794,899		798,893		284,553
Capital Expenditures											11,479		7,823		4,517
Depreciation and Amortization											26,773		13,596		5,624
Operating Segments | Consumer Segment
Segment Reporting Information [Line Items]
Net Sales											1,637,438		1,603,829		1,606,696
Income (Expense) Before Income Taxes	[3]										268,218		274,001		251,229
Interest (Expense), Net	[4]										40		34		122
EBIT	[5]										268,178		273,967		251,107
Total Assets		1,734,600				1,626,097					1,734,600		1,626,097		1,648,272
Capital Expenditures											27,269		29,354		35,391
Depreciation and Amortization											31,445		32,153		31,378
Corporate/Other
Segment Reporting Information [Line Items]
Income (Expense) Before Income Taxes	[3]										(149,478)		(136,085)		(122,493)
Interest (Expense), Net	[4]										(76,101)		(61,416)		(55,131)
EBIT	[5]										(73,377)		(74,669)		(67,362)
Total Assets		$ 80,622				$ 163,886					80,622		163,886		222,836
Capital Expenditures											1,674		2,036		3,845
Depreciation and Amortization											$ 6,251		$ 6,192		$ 5,021

[1]	Reflects the reconsolidation of SPHC effective January 1, 2015, and adjustments of $106.2 million to the Provision for Income Taxes related to the recognition of an ASC 740-30 tax liability for the potential repatriation of foreign earnings and related impact on Net Income Attributable to Noncontrolling Interests. Refer to Note F, “Income Taxes,” to the Consolidated Financial Statements for information regarding unremitted foreign earnings.
[2]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[3]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.
[4]	Interest (expense), net includes the combination of interest expense and investment expense (income), net.
[5]	EBIT is defined as earnings (loss) before interest and taxes. We evaluate the profit performance of our segments based on income before income taxes, but also look to EBIT as a performance evaluation measure because interest expense is essentially related to acquisitions, as opposed to segment operations. We believe EBIT is useful to investors for this purpose as well, using EBIT as a metric in their investment decisions. EBIT should not be considered an alternative to, or more meaningful than, income before taxes as determined in accordance with GAAP, since EBIT omits the impact of interest in determining operating performance, which represent items necessary to our continued operations, given our level of indebtedness. Nonetheless, EBIT is a key measure expected by and useful to our fixed income investors, rating agencies and the banking community, all of whom believe, and we concur, that this measure is critical to the capital markets’ analysis of our segments’ core operating performance. We also evaluate EBIT because it is clear that movements in EBIT impact our ability to attract financing. Our underwriters and bankers consistently require inclusion of this measure in offering memoranda in conjunction with any debt underwriting or bank financing. EBIT may not be indicative of our historical operating results, nor is it meant to be predictive of potential future results.